LVIP Baron Growth Opportunities Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.90%
Biotechnology–0.27%
†Denali Therapeutics, Inc.	77,315	$ 2,487,224
		2,487,224
Building Products–2.17%
†Trex Co., Inc.	300,000	19,599,000
		19,599,000
Capital Markets–16.82%
Carlyle Group, Inc.	215,000	10,515,650
Cohen & Steers, Inc.	191,000	16,404,990
FactSet Research Systems, Inc.	50,900	22,098,235
Houlihan Lokey, Inc.	148,500	13,038,300
Moelis & Co. Class A	118,650	5,570,617
Morningstar, Inc.	83,580	22,831,549
MSCI, Inc.	122,000	61,351,360
		151,810,701
Commercial Services & Supplies–0.63%
†BrightView Holdings, Inc.	416,820	5,672,920
		5,672,920
Diversified Consumer Services–2.19%
†Bright Horizons Family Solutions, Inc.	149,000	19,770,810
		19,770,810
Diversified Telecommunication Services–2.64%
†Iridium Communications, Inc.	590,000	23,788,800
		23,788,800
Electronic Equipment, Instruments & Components–0.67%
Littelfuse, Inc.	14,200	3,541,622
†Mirion Technologies, Inc.	308,304	2,488,013
		6,029,635
Entertainment–0.33%
Manchester United Plc Class A	204,749	2,962,718
		2,962,718
Equity Real Estate Investment Trusts–5.05%
Alexandria Real Estate Equities, Inc.	57,000	11,471,250
American Assets Trust, Inc.	28,500	1,079,865
Douglas Emmett, Inc.	319,050	10,662,651
Gaming & Leisure Properties, Inc.	476,657	22,369,513
		45,583,279
Health Care Equipment & Supplies–6.04%
†IDEXX Laboratories, Inc.	83,800	45,843,628
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Neogen Corp.	280,000	$ 8,635,200
		54,478,828
Health Care Technology–0.17%
†Schrodinger, Inc.	45,920	1,566,790
		1,566,790
Hotels, Restaurants & Leisure–19.87%
Boyd Gaming Corp.	150,000	9,867,000
Choice Hotels International, Inc.	301,000	42,669,760
Krispy Kreme, Inc.	71,000	1,054,350
Marriott Vacations Worldwide Corp.	165,000	26,020,500
†Penn National Gaming, Inc.	675,000	28,633,500
Red Rock Resorts, Inc. Class A	296,000	14,373,760
†Sweetgreen, Inc. Class A	10,352	331,161
Vail Resorts, Inc.	216,500	56,348,455
		179,298,486
Insurance–10.51%
†Arch Capital Group Ltd.	686,000	33,216,120
Kinsale Capital Group, Inc.	165,000	37,623,300
Primerica, Inc.	175,500	24,011,910
		94,851,330
IT Services–5.67%
†Gartner, Inc.	172,000	51,163,120
		51,163,120
Life Sciences Tools & Services–8.46%
Bio-Techne Corp.	83,000	35,942,320
†Mettler-Toledo International, Inc.	10,900	14,967,771
West Pharmaceutical Services, Inc.	62,000	25,464,020
		76,374,111
Machinery–1.18%
Marel HF	459,500	2,679,140
†Velo3D, Inc.	500,000	4,655,000
πVelo3D, Inc.	355,472	3,309,444
		10,643,584
Pharmaceuticals–1.40%
Dechra Pharmaceuticals PLC	237,600	12,614,672
		12,614,672
Professional Services–4.65%
†CoStar Group, Inc.	630,000	41,964,300
		41,964,300
LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–8.83%
†Altair Engineering, Inc. Class A	72,000	$ 4,636,800
†ANSYS, Inc.	120,000	38,118,000
†Guidewire Software, Inc.	129,500	12,253,290
Pegasystems, Inc.	110,000	8,871,500
SS&C Technologies Holdings, Inc.	210,865	15,819,092
		79,698,682
Thrifts & Mortgage Finance–0.35%
Essent Group Ltd.	77,500	3,193,775
		3,193,775
Total Common Stock (Cost $182,462,892)		883,552,765
	Number of Shares	Value (U.S. $)
WARRANT–0.00%
†OneSpaWorld Holdings Ltd. exp 3/19/24 exercise price USD 11.50	9,999	$ 29,997
Total Warrant (Cost $0)		29,997

MONEY MARKET FUND–2.14%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	19,260,325	19,260,325
Total Money Market Fund (Cost $19,260,325)		19,260,325

TOTAL INVESTMENTS–100.04% (Cost $201,723,217)	902,843,087
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(323,691)
NET ASSETS APPLICABLE TO 11,479,593 SHARES OUTSTANDING–100.00%	$902,519,396

† Non-income producing.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $3,309,444, which represented 0.37% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Velo3D, Inc.	9/28/2021	$3,253,257	$3,309,444

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Biotechnology	$2,487,224	$—	$—	$2,487,224
Building Products	19,599,000	—	—	19,599,000
Capital Markets	151,810,701	—	—	151,810,701
Commercial Services & Supplies	5,672,920	—	—	5,672,920
Diversified Consumer Services	19,770,810	—	—	19,770,810
Diversified Telecommunication Services	23,788,800	—	—	23,788,800
Electronic Equipment, Instruments & Components	6,029,635	—	—	6,029,635
Entertainment	2,962,718	—	—	2,962,718
Equity Real Estate Investment Trusts	45,583,279	—	—	45,583,279
Health Care Equipment & Supplies	54,478,828	—	—	54,478,828
Health Care Technology	1,566,790	—	—	1,566,790
Hotels, Restaurants & Leisure	179,298,486	—	—	179,298,486
Insurance	94,851,330	—	—	94,851,330
IT Services	51,163,120	—	—	51,163,120
Life Sciences Tools & Services	76,374,111	—	—	76,374,111
Machinery	4,655,000	5,988,584	—	10,643,584
Pharmaceuticals	—	12,614,672	—	12,614,672
Professional Services	41,964,300	—	—	41,964,300
Software	79,698,682	—	—	79,698,682
Thrifts & Mortgage Finance	3,193,775	—	—	3,193,775
Warrant	—	29,997	—	29,997
Money Market Fund	19,260,325	—	—	19,260,325
Total Investments	$884,209,834	$18,633,253	$—	$902,843,087
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Baron Growth Opportunities Fund–4